T. ROWE PRICE Global High Income Bond Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Corporate Bonds 0.4%
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 2,950,000 2,903
Total Argentina (Cost $2,912) 2,903
AUSTRIA 0.8%
Corporate Bonds 0.8%
Benteler International, 7.25%, 6/15/31  4,355,000 5,458
Total Austria (Cost $5,122) 5,458
BRAZIL 4.7%
Corporate Bonds 4.7%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 1,680,000 1,675
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 2,250,000 2,387
CSN Resources, 8.875%, 12/5/30 (USD) (1) 4,000,000 4,039
CSN Resources, 8.875%, 12/5/30 (USD)  1,810,000 1,828
FS Luxembourg, 8.625%, 6/25/33 (USD) (1) 1,550,000 1,609
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 2,073,000 2,172
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,271
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 1,048
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 3,515,000 3,404
Klabin Austria, 3.20%, 1/12/31 (USD)  5,320,000 4,813
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 2,820,000 2,737
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 2,940,000 2,707
Usiminas International, 7.50%, 1/27/32 (USD) (1) 2,870,000 2,952
Total Brazil (Cost $32,425) 32,642
CANADA 2.3%
Common Stocks 0.1%
Bausch + Lomb (USD) (2) 56,100 846
846
Corporate Bonds 2.2%
Husky Injection Molding Systems, 9.00%, 2/15/29 (USD) (1) 2,830,000 2,957

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Jones Deslauriers Insurance Management, 7.25%,
10/1/33 (1) 3,430,000 2,486
Rogers Communications, VR, 7.00%, 4/15/55 (USD) (3) 1,520,000 1,585
Rogers Communications, VR, 7.125%, 4/15/55 (USD) (3) 3,990,000 4,229
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (3) 195,000 207
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (3) 3,535,000 3,690
15,154
Total Canada (Cost $15,860) 16,000
CHILE 2.7%
Corporate Bonds 2.7%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 3,100,000 3,284
Agrosuper, 4.60%, 1/20/32 (USD) (1) 4,400,000 4,264
Agrosuper, 4.60%, 1/20/32 (USD)  695,000 674
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 4,800,000 4,952
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(3)(4) 1,780,000 1,874
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(3)(4) 3,420,000 3,705
Total Chile (Cost $18,038) 18,753
COLOMBIA 1.9%
Corporate Bonds 1.9%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 3,240,000 3,371
Bancolombia, VR, 8.625%, 12/24/34 (USD) (3) 2,945,000 3,183
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,180
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 670
Ecopetrol, 8.375%, 1/19/36 (USD)  2,630,000 2,718
Ecopetrol, 8.875%, 1/13/33 (USD)  2,085,000 2,261
Total Colombia (Cost $12,779) 13,383
FRANCE 5.4%
Corporate Bonds 5.4%
Altice France, 4.25%, 10/15/29  480,000 487
Altice France, 5.875%, 2/1/27 (2) 1,460,000 1,545
Banijay Entertainment, 7.00%, 5/1/29  2,127,000 2,590
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,053
CMA CGM, 4.875%, 1/15/32 (1) 2,130,000 2,501
Forvia, 5.375%, 3/15/31 (1) 1,145,000 1,370

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Forvia, 5.50%, 6/15/31  3,870,000 4,664
IPD 3, 5.50%, 6/15/31 (1) 3,140,000 3,735
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.389%, 6/15/31 (1) 853,000 1,001
Loxam, 4.25%, 2/15/30 (1) 3,220,000 3,792
Maya, 5.375%, 4/15/30  860,000 1,029
Maya, 8.50%, 4/15/31 (USD) (1) 2,895,000 3,112
Opal Bidco, 5.50%, 3/31/32 (1) 3,305,000 4,010
Paprec Holding, 4.125%, 7/15/30 (1) 3,155,000 3,683
Picard Groupe, 6.375%, 7/1/29 (1) 1,470,000 1,802
Picard Groupe, 6.375%, 7/1/29  1,375,000 1,686
Total France (Cost $36,042) 38,060
GERMANY 2.0%
Corporate Bonds 2.0%
Gruenenthal, 4.625%, 11/15/31 (1) 4,580,000 5,472
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,985,000 1,980
TUI Cruises, 5.00%, 5/15/30 (1) 2,970,000 3,574
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,526
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,759
Total Germany (Cost $13,044) 14,311
GUATEMALA 0.3%
Corporate Bonds 0.3%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,153
CT Trust, 5.125%, 2/3/32 (USD)  905,000 863
Total Guatemala (Cost $2,044) 2,016
INDIA 0.6%
Corporate Bonds 0.6%
Greenko Power II, 4.30%, 12/13/28 (USD)  4,015,412 3,848
Total India (Cost $3,706) 3,848
ISRAEL 0.8%
Corporate Bonds 0.8%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 882
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  612,000 809

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  2,525,000 3,548
Total Israel (Cost $4,572) 5,239
ITALY 2.2%
Corporate Bonds 2.2%
Fibercop, 4.75%, 6/30/30  2,310,000 2,751
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  2,265,000 2,644
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 5.776%, 4/15/29 (1) 2,050,000 2,427
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 5.776%, 4/15/29  1,630,000 1,930
Itelyum Regeneration, 5.75%, 4/15/30 (1) 4,745,000 5,655
Total Italy (Cost $14,269) 15,407
JAPAN 0.5%
Corporate Bonds 0.5%
Nissan Motor, 4.81%, 9/17/30 (USD) (1) 2,340,000 2,192
Nissan Motor, 6.375%, 7/17/33 (EUR) (1) 1,125,000 1,355
Total Japan (Cost $3,560) 3,547
LUXEMBOURG 1.8%
Corporate Bonds 1.8%
Albion Financing 1, 5.375%, 5/21/30  2,850,000 3,462
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,546
INEOS Finance, 7.25%, 3/31/31 (1) 1,085,000 1,272
LHMC Finco 2, 8.625%, 5/15/30, (8.625% Cash or 9.375%
PIK) (1)(5) 1,240,000 1,480
Maxam Prill, 7.75%, 7/15/30 (USD) (1) 5,120,000 5,171
Total Luxembourg (Cost $12,814) 12,931
MADAGASCAR 0.8%
Corporate Bonds 0.8%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 5,740,000 5,888
Total Madagascar (Cost $5,712) 5,888

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 5.0%
Corporate Bonds 5.0%
Banco Mercantil del Norte, VR, 8.375% (USD) (3)(4) 4,540,000 4,858
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 900,000 884
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (3) 1,785,000 1,790
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(3) 2,850,000 3,109
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(3) 730,000 811
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 632
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,508
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  4,185,000 4,259
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  625,000 516
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  6,305,000 5,737
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  4,945,000 5,742
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 3,710,000 3,997
Total Mexico (Cost $32,988) 34,843
MOROCCO 0.6%
Corporate Bonds 0.6%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  4,025,000 4,020
Total Morocco (Cost $3,912) 4,020
NETHERLANDS 1.1%
Corporate Bonds 1.1%
Trivium Packaging Finance, 6.625%, 7/15/30 (1) 1,810,000 2,231
Veon Midco, 9.00%, 7/15/29 (USD) (1) 1,600,000 1,662
Ziggo Bond, 3.375%, 2/28/30  3,650,000 3,840
Total Netherlands (Cost $7,212) 7,733
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 4,715,000 4,936
Total Panama (Cost $4,715) 4,936

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.5%
Corporate Bonds 0.5%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 2,770,000 3,355
Total Romania (Cost $3,076) 3,355
SLOVENIA 0.7%
Corporate Bonds 0.7%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 846,223 1,016
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (5) 3,431,158 4,120
Total Slovenia (Cost $4,700) 5,136
SPAIN 1.2%
Corporate Bonds 1.2%
Cirsa Finance International, 4.50%, 3/15/27  685,000 802
Cirsa Finance International, 6.50%, 3/15/29  3,270,000 3,993
Cirsa Finance International, 7.875%, 7/31/28  1,250,000 1,526
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 382
Gestamp Automocion, 4.375%, 10/15/30 (1) 1,710,000 2,016
Total Spain (Cost $8,053) 8,719
SWEDEN 0.4%
Corporate Bonds 0.4%
Verisure Midholding, 5.25%, 2/15/29 (EUR)  2,485,000 2,930
Total Sweden (Cost $2,722) 2,930
TANZANIA 0.8%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 195
195

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.7%
HTA Group, 7.50%, 6/4/29 (USD) (1) 4,910,000 5,106
5,106
Total Tanzania (Cost $5,151) 5,301
UNITED KINGDOM 8.0%
Corporate Bonds 8.0%
Barclays, VR, 7.625% (USD) (3)(4) 2,500,000 2,647
Belron U.K. Finance, 4.625%, 10/15/29 (EUR) (1) 3,370,000 4,057
Boots Group Finco, 5.375%, 8/31/32 (EUR) (1) 535,000 644
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (5) 385,000 515
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,590
Deuce Finco, 5.50%, 6/15/27  2,960,000 3,972
EG Global Finance, 12.00%, 11/30/28 (USD) (1) 2,350,000 2,582
Iceland Bondco, 4.375%, 5/15/28  530,000 692
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 583
Iceland Bondco, 10.875%, 12/15/27  2,738,000 3,894
INEOS Finance, 6.375%, 4/15/29 (EUR)  2,640,000 3,058
Jerrold Finco, 7.50%, 6/15/31 (1) 4,255,000 5,837
Kane Bidco, 7.75%, 7/15/31 (1) 820,000 1,122
Miller Homes Group Finco, 7.00%, 5/15/29  3,980,000 5,365
Odeon Finco, 12.75%, 11/1/27 (USD) (1) 2,570,000 2,657
Pinewood Finco, 3.625%, 11/15/27 (1) 1,075,000 1,400
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 799
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  3,245,000 3,989
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 929
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,252
RAC Bond, 5.25%, 11/4/27  1,015,000 1,352
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,688
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,473
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 969
Zegona Finance, 6.75%, 7/15/29 (EUR) (1) 1,215,000 1,508
Zegona Finance, 6.75%, 7/15/29 (EUR)  750,000 931
Total United Kingdom (Cost $54,531) 56,505
UNITED STATES 50.4%
Bank Loans 8.6% (6)

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.163%,
10/31/31  3,637,928 3,542
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 7.513%,
8/20/32  765,000 767
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.134%, 1/4/29  1,450,405 1,453
Asurion, FRN, 1M TSFR + 5.25%, 9.528%, 1/31/28  785,424 764
Asurion, FRN, 1M TSFR + 5.25%, 9.528%, 1/20/29 (7) 4,647,352 4,439
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.413%, 1/15/31  1,954,315 1,953
Celsius Holdings, FRN, 3M TSFR + 3.00%, 6.985%, 4/1/32  2,264,325 2,266
Central Parent, FRN, 3M TSFR + 3.25%, 7.252%, 7/6/29  2,832,846 2,444
Chobani, FRN, 1M TSFR + 2.50%, 6.663%, 10/25/27  638,360 640
CMG Media, FRN, 3M TSFR + 3.50%, 7.602%, 6/18/29  1,117,274 1,066
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 7/8/30 (7) 1,867,656 1,826
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.634%, 9/28/28  4,019,544 4,006
CSC Holdings, FRN, 3M TSFR + 1.50%, 8.75%, 4/15/27  1,736,220 1,678
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.263%, 5/21/29  4,162,726 4,165
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
10.763%, 5/21/29  465,000 465
Kaseya, FRN, 1M TSFR + 5.00%, 9.163%, 3/20/33  829,717 829
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.913%, 7/29/29  4,914,081 4,954
Merlin Buyer, FRN, 3M TSFR + 4.00%, 12/14/28 (7)(8) 1,095,000 1,098
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.571%, 7/3/31  1,012,443 1,010
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.163%,
7/2/31  1,567,051 1,565
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.413%,
7/2/32  3,690,000 3,718
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.263%,
9/15/28  1,362,356 1,365
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.002%, 5/9/33  2,512,674 2,494
Renaissance Holdings, FRN, 1M TSFR + 4.00%, 8.163%,
4/5/30 (7) 3,161,954 2,731
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.778%, 12/17/27  487,475 461
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.778%, 12/17/27  727,912 688
Tenneco, FRN, 3M TSFR + 5.00%, 9.303%, 11/17/28  3,490,000 3,410
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.278%,
6/28/28 (7) 4,484,928 4,270
60,067
Convertible Preferred Stocks 0.2%
Boeing, 6.00%, 10/15/27  23,666 1,646
1,646

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 40.8%
1261229 BC, 10.00%, 4/15/32 (1) 4,770,000 4,877
Adient Global Holdings, 8.25%, 4/15/31 (1) 2,100,000 2,196
Advance Auto Parts, 7.00%, 8/1/30 (1) 1,685,000 1,735
Advance Auto Parts, 7.375%, 8/1/33 (1) 3,345,000 3,449
Aethon United BR, 7.50%, 10/1/29 (1) 1,936,000 2,013
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,410,000 1,399
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,229
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,945,000 3,420
AmeriGas Partners, 9.375%, 6/1/28 (1) 4,165,000 4,274
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1) 1,270,000 1,313
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1) 5,370,000 5,149
Aretec Group, 10.00%, 8/15/30 (1) 850,000 922
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,730,000 1,713
Builders FirstSource, 6.75%, 5/15/35 (1) 1,980,000 2,062
California Buyer, 5.625%, 2/15/32 (EUR) (1) 2,080,000 2,545
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then
9.00% Cash to maturity) (1)(5) 4,309,404 4,880
CCO Holdings, 4.25%, 2/1/31 (1) 2,470,000 2,272
CCO Holdings, 4.25%, 1/15/34 (1) 4,405,000 3,794
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,271
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(5) 969,021 1,027
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,431
CHS, 6.125%, 4/1/30 (1) 1,210,000 877
CHS, 6.875%, 4/15/29 (1) 2,200,000 1,749
CHS, 10.875%, 1/15/32 (1) 1,475,000 1,560
Civitas Resources, 9.625%, 6/15/33 (1) 3,875,000 4,146
Cloud Software Group, 6.50%, 3/31/29 (1) 858,000 865
CMG Media, 8.875%, 6/18/29 (1) 1,955,000 1,799
Comstock Resources, 6.75%, 3/1/29 (1) 3,420,000 3,407
Constellium, 3.125%, 7/15/29 (EUR)  995,000 1,136
Constellium, 5.375%, 8/15/32 (EUR)  1,435,000 1,734
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,015,000 1,063
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,445,000 2,384
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,322
CSC Holdings, 5.50%, 4/15/27 (1) 1,790,000 1,696
CSC Holdings, 7.50%, 4/1/28 (1) 1,350,000 979
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 712
CVR Partners, 6.125%, 6/15/28 (1) 4,115,000 4,105
CVS Health, VR, 6.75%, 12/10/54 (3) 5,215,000 5,344
CVS Health, VR, 7.00%, 3/10/55 (3) 1,550,000 1,621
Directv Financing, 10.00%, 2/15/31 (1) 2,825,000 2,818

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DISH DBS, 5.75%, 12/1/28 (1) 3,388,000 3,244
DISH Network, 11.75%, 11/15/27 (1) 995,000 1,051
EchoStar, 10.75%, 11/30/29  1,160,000 1,275
Global Net Lease, 3.75%, 12/15/27 (1) 2,470,000 2,390
Global Net Lease, 4.50%, 9/30/28 (1) 1,280,000 1,253
Graphic Packaging International, 3.75%, 2/1/30 (1) 2,945,000 2,754
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,979
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,406
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 275
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,099
Hilcorp Energy I, 6.875%, 5/15/34 (1) 2,440,000 2,342
Jane Street Group, 6.125%, 11/1/32 (1) 3,490,000 3,534
Jane Street Group, 7.125%, 4/30/31 (1) 2,320,000 2,430
Level 3 Financing, 3.625%, 1/15/29 (1) 1,605,000 1,392
Level 3 Financing, 4.875%, 6/15/29 (1) 1,395,000 1,320
Level 3 Financing, 6.875%, 6/30/33 (1) 2,550,000 2,591
Level 3 Financing, 7.00%, 3/31/34 (1) 1,615,000 1,643
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,340
LifePoint Health, 8.375%, 2/15/32 (1) 1,160,000 1,235
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 566
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,529
Madison IAQ, 5.875%, 6/30/29 (1) 1,135,000 1,121
Match Group Holdings II, 6.125%, 9/15/33 (1) 3,139,000 3,167
McAfee, 7.375%, 2/15/30 (1) 5,210,000 4,832
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,775,000 4,495
Midcontinent Communications, 8.00%, 8/15/32 (1) 2,380,000 2,448
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 1,005
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,490
MPT Operating Partnership, 7.00%, 2/15/32 (EUR) (1) 1,190,000 1,458
MPT Operating Partnership, 8.50%, 2/15/32 (1) 1,015,000 1,077
Navient, 5.625%, 8/1/33  3,390,000 3,085
Navient, 7.875%, 6/15/32  635,000 670
Navient, 9.375%, 7/25/30  2,715,000 3,007
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 5,275,000 5,156
New Albertsons, 7.45%, 8/1/29  4,000 4
Newell Brands, 6.625%, 9/15/29  2,611,000 2,611
Newell Brands, 8.50%, 6/1/28 (1) 2,414,000 2,562
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 866
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,395,000 3,476
NRG Energy, VR, 10.25% (1)(3)(4) 3,550,000 3,878
OneMain Finance, 6.75%, 3/15/32  1,560,000 1,580
OneMain Finance, 7.125%, 11/15/31  1,680,000 1,737
OneMain Finance, 7.875%, 3/15/30  575,000 609

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 234
Organon, 5.125%, 4/30/31 (1) 4,690,000 4,098
PetSmart, 7.50%, 9/15/32 (1) 4,355,000 4,366
PG&E, VR, 7.375%, 3/15/55 (3) 3,107,000 3,204
Qnity Electronics, 5.75%, 8/15/32 (1) 785,000 790
Qnity Electronics, 6.25%, 8/15/33 (1) 335,000 342
Quikrete Holdings, 6.75%, 3/1/33 (1) 795,000 823
Rivian Holdings, 10.00%, 1/15/31 (1) 3,885,000 3,603
Rocket, 6.375%, 8/1/33 (1) 4,500,000 4,658
Scripps Escrow II, 3.875%, 1/15/29 (1) 3,940,000 3,452
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,902
Service Properties Trust, 5.50%, 12/15/27  1,865,000 1,830
Service Properties Trust, 8.875%, 6/15/32  2,230,000 2,241
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,575,000 1,386
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 1,560,000 1,905
Shift4 Payments, 5.50%, 5/15/33 (EUR)  1,750,000 2,137
Six Flags Entertainment, 7.25%, 5/15/31 (1) 5,070,000 5,064
Stagwell Global, 5.625%, 8/15/29 (1) 5,420,000 5,244
Sunoco, 6.25%, 7/1/33 (1) 1,265,000 1,284
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,656
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,118
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 2,825,000 2,754
Tallgrass Energy Partners, 6.75%, 3/15/34 (1) 340,000 337
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 806
Transocean, 7.875%, 10/15/32 (1) 795,000 795
Transocean Aquila, 8.00%, 9/30/28 (1) 1,716,385 1,759
Transocean International, 8.50%, 5/15/31 (1) 2,390,000 2,342
TreeHouse Foods, 4.00%, 9/1/28  3,525,000 3,419
Trident TPI Holdings, 12.75%, 12/31/28 (1) 1,550,000 1,649
Univision Communications, 7.375%, 6/30/30 (1) 2,525,000 2,538
Univision Communications, 8.50%, 7/31/31 (1) 545,000 562
Univision Communications, 9.375%, 8/1/32 (1) 2,102,000 2,233
UWM Holdings, 6.25%, 3/15/31 (1) 940,000 935
UWM Holdings, 6.625%, 2/1/30 (1) 4,455,000 4,533
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 475
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 584
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 448
Venture Global LNG, VR, 9.00% (1)(3)(4) 1,665,000 1,646
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 1,120,000 1,177
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 3,060,000 3,255
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 900,000 993
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 1,475,000 1,665
Vistra, VR, 8.00% (1)(3)(4) 845,000 864

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vistra, Series C, VR, 8.875% (1)(3)(4) 4,030,000 4,393
Vital Energy, 7.875%, 4/15/32 (1) 665,000 645
Warnermedia Holdings, 5.05%, 3/15/42  3,030,000 2,416
WR Grace Holdings, 4.875%, 6/15/27 (1) 647,000 642
WR Grace Holdings, 5.625%, 8/15/29 (1) 3,275,000 3,050
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1) 3,040,000 3,112
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 1,885,000 1,972
286,606
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 5,590,418 3,697
3,697
Preferred Stocks 0.3%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (2)(8)(10) 2,085 2,092
2,092
Total United States (Cost $346,580) 354,108
ZAMBIA 0.2%
Corporate Bonds 0.2%
First Quantum Minerals, 7.25%, 2/15/34 (USD) (1) 1,595,000 1,650
Total Zambia (Cost $1,595) 1,650
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.16% (11)(12) 11,908,214 11,908
Total Short-Term Investments (Cost $11,908) 11,908
Total Investments in Securities  98.5%
(Cost $670,042) $ 691,530
Other Assets Less Liabilities 1.5% 10,839
Net Assets 100.0% $ 702,369
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE Global High Income Bond Fund

.
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.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $417,112 and represents 59.4% of net assets.
(2) Non-income producing
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) All or a portion of this loan is unsettled as of September 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Level 3 in fair value hierarchy.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,092 and represents 0.3% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar

T. ROWE PRICE Global High Income Bond Fund

.
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.
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VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 10/1/25 USD 2,492 CAD 3,430 $ 27
BNP Paribas 10/2/25 EUR 978 USD 1,147 1
Deutsche Bank 10/2/25 USD 37,664 GBP 27,881 166
HSBC Bank 10/2/25 GBP 28,139 USD 37,814 31
HSBC Bank 11/4/25 USD 37,820 GBP 28,139 (31)
JPMorgan Chase 10/2/25 EUR 798 USD 930 6
JPMorgan Chase 10/2/25 EUR 1,202 USD 1,414 (2)
JPMorgan Chase 10/2/25 USD 2,797 EUR 2,380 3
JPMorgan Chase 10/2/25 USD 1,946 EUR 1,669 (14)
JPMorgan Chase 10/2/25 USD 352 GBP 258 5
RBC Dominion
Securities 10/2/25 EUR 111,785 USD 131,347 (90)
RBC Dominion
Securities 10/2/25 USD 131,711 EUR 112,310 (163)
RBC Dominion
Securities 11/4/25 USD 131,608 EUR 111,785 84
Societe Generale 11/4/25 GBP 3,029 USD 4,074 1
Standard Chartered 10/1/25 CAD 3,430 USD 2,465 —
Standard Chartered 11/3/25 USD 2,469 CAD 3,430 —
Wells Fargo 10/2/25 EUR 2,659 USD 3,127 (5)
Wells Fargo 10/2/25 USD 1,252 EUR 1,064 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 22

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ —# $ — $ 673+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 17,124  ¤  ¤ $ 11,908^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $673 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,908.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds , Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global High Income Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Global High Income Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 614,971 $ — $ 614,971
Bank Loans — 58,969 1,098 60,067
Common Stocks 846 — — 846
Convertible Preferred Stocks 1,646 — — 1,646
Preferred Stocks — — 2,092 2,092
Short-Term Investments 11,908 — — 11,908
Total Securities 14,400 673,940 3,190 691,530
Forward Currency Exchange
Contracts — 327 — 327
Total $ 14,400 $ 674,267 $ 3,190 $ 691,857
Liabilities
Forward Currency Exchange
Contracts $ — $ 305 $ — $ 305
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F36-054Q3 09/25